Segment and Geographic Information	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
As of 31 March 2025, the Company has three reportable segments:
•North America Fiber Cement segment - Manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States and Canada.
•Asia Pacific Fiber Cement segment - Includes fiber cement products manufactured in Australia and the Philippines (through August 2024), and sold in Australia, New Zealand and the Philippines (through December 2024).
•Europe Building Products segment - Includes fiber gypsum products manufactured in Europe, and fiber cement products manufactured in the United States that are sold in Europe.
The Company’s CODM is the Chief Executive Officer. The CODM uses segment Operating Income to allocate resources and assess segment performance, primarily through the annual budgeting process and monthly performance reviews. During these reviews, the CODM monitors actual results versus the prior period, forecasted results and the annual plan. The CODM also considers this information in making strategic decisions related to capital allocations. The Company does not report total assets by segment as the Company’s CODM does not assess performance, or allocate resources based on segment assets.
The Company's General Corporate and unallocated R&D costs do not meet the applicable accounting guidance for separate disclosure as a reportable segment, and are reflected as reconciling items to consolidated Operating Income. General Corporate costs primarily consist of Asbestos adjustments, officer and employee compensation and related benefits, professional and legal fees, administrative costs, merger costs and rental expense on the Company’s corporate offices, which are not allocated to the reportable segments. Unallocated R&D costs represent the costs incurred by the research and development centers which are costs not directly associated with one of our reportable segments.
The Company does not report Interest, net for each segment as the segments are not held directly accountable for interest.
For additional information on the Company’s reportable segments, see Note 1 “Organization and Significant Accounting Policies – Reportable Segments”.
The following is the Company’s segment information:

	Operating Income
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Total
For the year ended 31 March 2025
Net sales	$2,863.3	$519.9	$494.3	$3,877.5
Cost of goods sold	1,721.4	301.2	349.9	2,372.5
Gross profit	1,141.9	218.7	144.4	1,505.0
Selling, general and administrative expenses	291.7	56.0	104.0	451.7
Restructuring expenses	—	50.3	—	50.3
Other expenses [1]	9.3	1.4	2.4	13.1
Segment operating income	$840.9	$111.0	$38.0	$989.9

Reconciliation to consolidated operating income
Less: General Corporate [2] and Unallocated R&D costs				(334.0)
Consolidated operating income				$655.9

For the year ended 31 March 2024
Net sales	$2,891.4	$562.8	$482.1	$3,936.3
Cost of goods sold	1,674.8	335.4	337.7	2,347.9
Gross profit	1,216.6	227.4	144.4	1,588.4
Selling, general and administrative expenses	287.1	60.0	96.1	443.2
Other expenses [1]	8.4	1.3	3.3	13.0
Segment operating income	$921.1	$166.1	$45.0	$1,132.2

Reconciliation to consolidated operating income
Less: General Corporate and Unallocated R&D costs				(364.8)
Consolidated operating income				$767.4

For the year ended 31 March 2023
Net sales	$2,787.6	$539.2	$450.3	$3,777.1
Cost of goods sold	1,781.8	338.9	344.4	2,465.1
Gross profit	1,005.8	200.3	105.9	1,312.0
Selling, general and administrative expenses	232.8	56.2	77.7	366.7
Other expenses [1]	5.5	1.3	1.7	8.5
Segment operating income	$767.5	$142.8	$26.5	$936.8

Reconciliation to consolidated operating income
Less: General Corporate and Unallocated R&D costs				(195.4)
Consolidated operating income				$741.4
____________
1.Other expenses represent R&D costs allocated to the segments.
2.Includes merger costs.

	Depreciation and Amortization Years ended 31 March
(Millions of US dollars)	2025	2024	2023
North America Fiber Cement	$160.7	$133.8	$126.1
Asia Pacific Fiber Cement	19.2	17.0	14.7
Europe Building Products	32.4	29.7	28.0
General Corporate and R&D	3.9	4.5	3.8
Total	$216.2	$185.0	$172.6

	Capital Expenditures Years ended 31 March
(Millions of US dollars)	2025	2024	2023
North America Fiber Cement	$287.2	$298.1	$392.0
Asia Pacific Fiber Cement	53.1	47.8	136.2
Europe Building Products	74.3	89.7	57.8
General Corporate and R&D	7.6	13.7	5.3
Total	$422.2	$449.3	$591.3

The following is the Company’s geographical information:

	Net Sales Years Ended 31 March
(Millions of US dollars)	2025	2024	2023
United States of America	$2,707.2	$2,743.7	$2,641.4
Australia	401.1	403.8	380.9
Canada	156.1	147.7	146.2
Germany	142.9	140.5	137.8
New Zealand	92.6	87.7	88.1
Other Countries [1]	377.6	412.9	382.7
Total	$3,877.5	$3,936.3	$3,777.1

	Long-Lived Assets 31 March
(Millions of US dollars)	2025	2024
United States of America	$1,627.7	$1,512.4
Australia	231.9	220.1
Germany	143.2	133.3
Spain	187.1	148.7
Other Countries [2]	52.2	87.2
Total [3]	$2,242.1	$2,101.7
____________
1Included are all other countries that account for less than 5% of net sales individually, primarily in Great Britain, Switzerland, the Netherlands, the Philippines and other European countries.
2Included are all other countries that account for less than 5% of long-lived assets individually, primarily in the Netherlands and Great Britain.
3Long-lived assets include Property, plant and equipment and ROU assets.